Sheppard, Mullin, Richter & Hampton LLP 30 Rockefeller Plaza New York, New York 10112-0015 212.653.8700 main 212.653.8701 fax www.sheppardmullin.com

April 11, 2025

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement U.S. Securities and Exchange Commission Division of Corporation Finance 100 F. Street, N.E. Washington, D.C. 20549

Re:	Silo Pharma, Inc.
Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Sio Pharma, Inc., a Nevada corporation (the “Company”), we are submitting a draft Registration Statement on Form S-1 (the “Registration Statement”) to the staff of the U.S. Securities and Exchange Commission for confidential non-public review. The Registration Statement submitted herewith relates to a public offering of the Company’s common stock and/or pre-funded warrants and common stock purchase warrants.

On behalf of the Company, we hereby confirm that the Company will file its registration statement and nonpublic draft submission such that they are publicly available on the EDGAR system at least two business days prior to any requested effective time and date

If you have any questions or comments concerning this submission or require any additional information, please do not hesitate to contact the undersigned at (212) 634-3031.

Very truly yours,

/s/ Richard Friedman
Richard Friedman
for SHEPPARD, MULLIN, RICHTER & HAMPTON llp